Corporate debt, Repayment schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Repayment schedule [Abstract]
Corporate debt	$ 723,791	$ 684,073
2020 [Member]
Repayment schedule [Abstract]
Corporate debt	28,706
2021 [Member]
Repayment schedule [Abstract]
Corporate debt	18,023
2022 [Member]
Repayment schedule [Abstract]
Corporate debt	182,481
2023 [Member]
Repayment schedule [Abstract]
Corporate debt	100,513
2024 [Member]
Repayment schedule [Abstract]
Corporate debt	100,413
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	293,655	$ 102,350
New Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	81,865
New Revolving Credit Facility [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	701
New Revolving Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	81,164
New Revolving Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member]
Repayment schedule [Abstract]
Corporate debt	302,327
Note Issuance Facility [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	84
Note Issuance Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	101,317
Note Issuance Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	100,513
Note Issuance Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	100,413
Note Issuance Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	10,089
2017 Credit Facility [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	4
2017 Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	10,085
2017 Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Note Issuance Facility [Member]
Repayment schedule [Abstract]
Corporate debt	301,593
2019 Note Issuance Facility [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Note Issuance Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	7,938
2019 Note Issuance Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Note Issuance Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Note Issuance Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Note Issuance Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	293,655
Commercial Paper [Member]
Repayment schedule [Abstract]
Corporate debt	27,917
Commercial Paper [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	27,917
Commercial Paper [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 0